Long-Term Debt Senior Notes due 2015 (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended																		1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 10, 2010	Mar. 31, 2012 Senior notes due 2015 [Member]	Dec. 31, 2012 Senior notes due 2015 [Member]	Dec. 31, 2011 Senior notes due 2015 [Member]	Mar. 31, 2013 Senior notes due 2015 [Member]	Mar. 19, 2012 Senior notes due 2015 [Member]	Mar. 05, 2012 Senior notes due 2015 [Member]	Feb. 17, 2012 Senior notes due 2015 [Member]	May 20, 2011 Senior notes due 2015 [Member]	Apr. 13, 2011 Senior notes due 2015 [Member]	Mar. 31, 2013 Senior Exchange Notes due 2015 [Member]	Dec. 31, 2012 Senior Exchange Notes due 2015 [Member]	May 20, 2011 Senior Exchange Notes due 2015 [Member]	Apr. 13, 2011 Senior Exchange Notes due 2015 [Member]	Mar. 31, 2013 Senior PIK Exchange Notes due 2015 [Member]	Dec. 31, 2012 Senior PIK Exchange Notes due 2015 [Member]	May 20, 2011 Senior PIK Exchange Notes due 2015 [Member]	Apr. 13, 2011 Senior PIK Exchange Notes due 2015 [Member]	Mar. 31, 2013 Senior PIK Interest Exchange Notes due 2015 [Member]	Dec. 31, 2012 Senior PIK Interest Exchange Notes due 2015 [Member]	Feb. 29, 2012 Senior notes due 2019 [Member]	May 31, 2011 Senior notes due 2019 [Member]	Apr. 30, 2011 Senior notes due 2019 [Member]	Mar. 31, 2013 Senior notes due 2019 [Member]	Dec. 31, 2012 Senior notes due 2019 [Member]	Dec. 31, 2011 Senior notes due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, stated interest rate																11.00%	11.00%			11.50%	11.50%			12.25%	12.25%				8.50%	8.50%
Debt, long-term and short-term			$ 3,766,000,000					$ 0	$ 129,000,000	$ 0																			$ 1,305,000,000	$ 1,305,000,000	$ 1,175,000,000
Senior Notes, Amount Repurchased											8,300,000	100,000	120,600,000		665,100,000			321,400,000	519,200,000			91,400,000	145,900,000
Proceeds from issuance of long-term debt	0	135,700,000	135,700,000	1,175,000,000	500,000,000																					130,000,000	450,000,000	725,000,000
Extinguishment of Debt, Fees Paid to Lenders									97,000,000				7,900,000	37,200,000	59,900,000
Accrued interest paid to lenders													5,000,000	4,500,000	36,500,000
Debt Instrument, Repurchase Amount						28,500,000								412,800,000
Gains (Losses) on Extinguishment of Debt	3,900,000	9,400,000	17,200,000	118,900,000	(2,000,000)		9,400,000	9,400,000	114,100,000
Write off of Unamortized Deferred Financing Costs			(3,000,000)	(21,800,000)			1,500,000	1,500,000	17,100,000
Deferred financing costs, net	$ 49,300,000		$ 53,200,000	$ 68,500,000	$ 79,700,000																										$ 19,100,000